NON-CURRENT AND CURRENT FINANCIAL LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
6.	NON-CURRENT AND CURRENT FINANCIAL LIABILITIES

The following table shows an overview of the Company’s financial liabilities as of June 30, 2026 and December 31, 2025:

	Jun 30, 2026 Non-		Dec 31, 2025 Non-
in € thousand	current	Jun 30, 2026 Current	current	Dec 31, 2025 Current
Loans from banks	2,483	404	1,191	1,232
Other third party loans	200	2,938	2,200	3,114
Loans from shareholders	—	3,988	21,000	4,611
Loans from other related parties	6,000	7,416	11,000	8,634
Black forest term loan facility (Host loan and derivative)	—	6,758	574	5,290
XJ Harbour set-off agreement (Host loan and Share Price Protection)	6,813	—	9,459	64,267
Linden Convertible Notes (Host loan, warrants and derivative)	5,803	6,679	—	—
Pegasus Warrants	33,175	—	26,094	—
Total financial liabilities	54,474	28,184	71,518	87,148

The financial liabilities and the equity of the Company both changed materially during H1 2026, driven substantially by:

First, on May 23, 2026, the Company converted €30.75 million of liabilities owed to members of the Schmid family shareholder group into equity as a debt-to-equity swap. This is the principal driver behind the reduction in ‘Loans from banks, other third parties, shareholders and other related parties’ from €35,391k (non-current) and €17,591k (current) at December 31, 2025 to just €233k (non-current) and €23,197k (current) at June 30, 2026, and is reflected as a €31,350k capital increase in the Statement of Changes in Equity.

Second, the Company issued the 2028 Convertible Notes in two tranches during the period — Tranche 1 on January 21, 2026 and Tranche 2 on March 6, 2026 — introducing new balance sheet items that did not exist at December 31, 2025: the host debt contract, unpaid transaction costs, the warrants, the embedded conversion option, and a Day-1 loss deferral contra-item for the warrants. All four items are classified as non-current, consistent with the notes maturing in 2028. The conversion of these notes also contributed €16,349k to the capital increases shown in the Statement of Changes in Equity.

Third, the XJ Harbour settlement liability (set-off agreement), which stood at €64,267k (current) at December 31, 2025, was extinguished in full on January 16, 2026 through the issuance of shares to XJ Harbour — see Note 5 for the fair value detail on this settlement — and is the single largest capital increase in the equity statement, at €89,382k. The separate XJ Harbour share price protection derivative, which was not part of that settlement, remains outstanding and decreased from €9,459k to €6,813k over the period as its fair value moved with the Company’s share price.

The remaining two capital increases shown in the Statement of Changes in Equity — €7,903k from drawdowns under the SEPA (Yorkville) equity facility, and €2,869k from share-based payments to management and the Board (see Note 7) — did not involve a corresponding change in financial liabilities.

The 2025 Convertible Note warrants have a five-year term and are accordingly non-current, while the embedded conversion option matures with the term loan facility in March 2027 — within 12 months of June 30, 2026 — and is accordingly current.

29.NON-CURRENT AND CURRENT FINANCIAL LIABILITIES

The following table shows an overview of the financial liabilities of SCHMID as of December 31, 2025:

in € thousand	Non-current	Current
Loans from banks	1,191	1,232
Black forest term loan facility	574	—
Other third party loans	2,200	3,114
Loans from shareholders	21,000	4,611
Loans from other related parties	11,000	8,634
Total debt	35,965	17,591
Black forest term loan facility (derivative)	—	5,290
XJ Harbour Set-off agreement	9,459	64,267
Warrants	26,094	—
Total financial liabilities	71,518	87,148

The following table shows an overview of the financial liabilities of SCHMID as of December 31, 2024:

in € thousand	Non-current	Current
Loans from banks	—	2,219
XJ Harbour share purchase liability	—	23,539
Other third party loans	2,000	3,008
Loans from shareholders	21,000	8,694
Loans from other related parties	14,000	2,973
Total debt	37,000	40,433
Warrants	5,053	—
Total financial liabilities	42,053	40,433

Loans from banks

The current loans from banks relate to a long-standing overdraft facility held by Gebr. SCHMID GmbH with a local bank in Germany. The non-current loans from banks relate to a new bank loan granted to STG by a Chinese bank.

Black forest term loan facility

The Company signed a secured two-tranche term loan facility with a total commitment value of up to €10 million with the lender Black Forest Special Situations I (“Black Forest”), a Cayman Islands incorporated vehicle on December 16, 2025. The lender is backed by a consortium that includes the Company’s chairman of the Board, Sir Ralf Speth, members of the Board of directors of the Company, its CFO Arthur Schuetz, and third-party investment and advisory professionals. The first tranche consisted of €2.5 million, which were paid out on December 18, 2025. The book value of the loan amounts to €574 thousand. In addition, the conversion option amounts to €1,746 thousand as is accounted for as FVTPL.

The lender has a conversion right under the term loan facility, which is exercisable at a share price of USD 2.15 into shares of the Company between six months after the draw down of the first tranche and the date of the term loan facility’s maturity, which is 15 months after the first tranche draw down.

The second tranche payment has not been executed and is no longer expected by the Company. The term loan facility has a 15% p.a. interest rate with interest payable at maturity, unless the conversion right is exercised and interest is also converted into shares of the Company.

In connection with the drawdown of the first tranche under the facility agreement, the Company granted the lender incentive share options as additional consideration for providing the financing. The options entitle the lender to acquire a fixed number of 1,250,000 ordinary shares of the Company at an exercise price of USD 4.1956 per share and have a maturity of five years. At grant date, the share price was USD 4.31.

As of December 31, 2025 the options are recognized with a fair value of €5.3 million. Given the parameters of the share options, especially the volatility of the share price, the first time recognition resulted in a day 1 loss amounting to €3.5 million. The day 1 loss will be amortized over the term loan facility’s maturity (15 months), unless it is repaid earlier.

XJ Harbour Set-off agreement

As of December 31, 2023, XJ Harbour held a 24.1% equity interest in the registered capital of SCHMID Technology (Guangdong) Co., Ltd. (STG), a SCHMID subsidiary. In 2024, SCHMID and XJ Harbour have entered into an agreement to transfer the shares of the Company’s subsidiary STG from XJ Harbour back to SCHMID in exchange for shares in SCHMID and cash. Due to liquidity shortages the financial difficulties of SCHMID experienced during 2025, the parties entered into a subscription agreement and a set-off agreement with XJ Harbour to settle the outstanding liabilities resulting from the share buyback. Under the subscription and set‑off agreement, SCHMID agreed to issue ordinary shares to XJ Harbour at a fixed issue price of USD 2.15 per share to set off the outstanding claims including interest accrued until the share transfer, with no cash consideration. The transaction was accounted for as a debt to equity swap. The original cash-settled financial liability of €22.666 thousand was derecognized on the signing date of the agreement and a share liability was recognized with a fair value of €54,846 thousand. The resulting loss amounting to €34,337 thousand has been recognized as finance expense. Any subsequent changes of the new obligation until settlement due to changes in estimate regarding the share price as of settlement date are recognized as finance expense. As of December 31, 2025, the liability without the embedded derivatives described in the following paragraph has a book value of €64,267 thousand.

The agreement also includes a share price protection clause that requires SCHMID to issue additional shares to XJ Harbour should the average selling price of the shares realized by XJ Harbour fall below USD 2.15 per share. However, the amount of compensation due in the form of additional shares is subject to a cap which sets a limit on the number of compensation shares required to be issued, if any. Those two features have been identified as embedded derivatives in the contract. The share protection clause has been recognized as a liability whereas the cap on the share price protection clause has been recognized as an asset.

Fair value changes from those derivatives are recognized in finance expense. The book and fair value of the share price protection clause is €9,459 thousand whereas the corresponding cap is recognized as a non-current financial asset amounting to €7,713 thousand.

Other third party loans

Two of the third party loans refer to a loans from one individual not related to SCHMID. One of the loan of €2 million is due end of 2026. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin. In December 2025, the company received a second loan of €0.2 million from the same individual. The loan matures on June 30, 2027 and bears fixed interest of 5%.

Loans from shareholders

The loans from shareholders of €21 million are due end of 2027. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin. SCHMID entered into an agreement after the balance sheet date to set off those liabilities by issuing share. For further details see note 38. Events after the reporting period.

Loans from other related parties

The loan from related parties is provided by SCHMID Grundstücke GmbH & Co. KG, which is an entity controlled by a related party. For further details please refer to note 37. Related Party Disclosures. The €11 million are due end of 2026. The term is automatically extended by a further year if the contract is not terminated 6 months before expiry. Interest is floating at 3 months EURIBOR plus 1% margin. For further details see note 38. Events after the reporting period.

Warrants

Upon the Business Combination in 2024, public warrants (“Public Warrants”) and warrants that were issued in a private placement transaction (“Private Warrants”) were assigned as former Pegasus warrants to SCHMID warrants. The terms of the Public Warrants and Private Warrants remain unchanged following the assignment. As of December 31, 2025, all warrants were outstanding.

The Public Warrants and the Private Warrants give the holder the right, but not the obligation, to subscribe to SCHMID’s shares at a fixed or determinable price for a specified period of time subject to the provision of the Warrant Agreement. The Warrants became exercisable 30 days after the consummation of the Business Combination. The Warrants will expire five years after the completion of the Business Combination or earlier upon redemption, liquidation or expiration in accordance with their terms. The Private Warrants are not redeemable by SCHMID as long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by holders other than the initial purchaser or their permitted transferees, the Private Warrants are redeemable by SCHMID and exercisable by such holders on the same basis as the Public Warrants.